Exhibit 99.10

Inglet Blair Valuation Summary

								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Valuation Comments	Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
(redacted)	305103485	(redacted)	(redacted)	(redacted)	(redacted)	No	No	(redacted)	(redacted)																																																						2.0	3.5
(redacted)	305145601	(redacted)	(redacted)	(redacted)	(redacted)	No	No	(redacted)	(redacted)																																																						2.5
(redacted)	305173045	(redacted)	(redacted)	(redacted)	(redacted)	No	No	(redacted)	(redacted)																																																						2.3